EQUITY - Common shares outstanding (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common shares held in trusts in connection with the RSU plan	710,831	671,083
Total	504,566,109
Employee stock options
Employee stock options	2,125,773
Common Shares Outstanding
Common shares outstanding	501,729,505	497,299,441	456,465,296